Summary of Significant Accounting Policies - Property, Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Mar. 31, 2014
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Minimum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum [Member] | Manufacturing Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Minimum [Member] | General Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	5 years
Minimum [Member] | Computer Equipment, Software, and Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Minimum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	3 years
Maximum [Member] | Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	40 years
Maximum [Member] | Manufacturing Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	20 years
Maximum [Member] | General Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years
Maximum [Member] | Computer Equipment, Software, and Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	7 years
Maximum [Member] | Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life	10 years